UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       October 23, 2008

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total:  $97,718



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108     1306     1000 SH       Sole                     1000
3M Co                          COM              88579Y101     5137    75195 SH       Sole                    75195
Allstate Corp                  COM              020002101      245     5303 SH       Sole                     5303
American Express               COM              025816109     2925    82550 SH       Sole                    82550
BP PLC ADR                     COM              055622104      274     5462 SH       Sole                     5462
Bank of America Corp           COM              060505104      200     5724 SH       Sole                     5724
Berkshire Hathaway Inc CL B    COM              084670207     5186     1180 SH       Sole                     1180
Bridgehampton National Bank    COM              108035106     3064   155133 SH       Sole                   155133
Cadbury PLC Spons ADR          COM              12721E102     1838    44900 SH       Sole                    44900
Coca-Cola                      COM              191216100      582    11000 SH       Sole                    11000
Diageo PLC                     COM              25243Q205     2952    42875 SH       Sole                    42875
Emerson Elec Co                COM              291011104     4584   112390 SH       Sole                   112390
Exxon Mobil Corp               COM              30231G102      645     8300 SH       Sole                     8300
Factset Research Sys           COM              303075105     4305    82400 SH       Sole                    82400
General Elec Co                COM              369604103     5543   217376 SH       Sole                   217376
Hewlett Packard                COM              428236103      583    12600 SH       Sole                    12600
Illinois Tool Wks Inc.         COM              452308109     1768    39780 SH       Sole                    39780
International Business Machine COM              459200101      455     3891 SH       Sole                     3891
Johnson & Johnson              COM              478160104      263     3800 SH       Sole                     3800
L 3 Communications Hldg Corp   COM              502424104     5067    51540 SH       Sole                    51540
Medtronic Inc.                 COM              585055106     5362   107031 SH       Sole                   107031
Nestle SA                      COM              641069406     3350    77932 SH       Sole                    77932
Newell Rubbermaid Inc Com      COM              651229106      173    10000 SH       Sole                    10000
Norfolk Southern Corp.         COM              655844108      397     6000 SH       Sole                     6000
Pepsico Inc.                   COM              713448108     5025    70507 SH       Sole                    70507
Pfizer Inc.                    COM              717081103      254    13800 SH       Sole                    13800
Procter and Gamble Co          COM              742718109     4320    61991 SH       Sole                    61991
Schlumberger                   COM              806857108     5658    72455 SH       Sole                    72455
Sealed Air Corp New            COM              81211K100     3340   151870 SH       Sole                   151870
Staples Inc.                   COM              855030102     6655   295776 SH       Sole                   295776
Stryker Corp                   COM              863667101     3926    63025 SH       Sole                    63025
Target Corp                    COM              87612E106     4444    90608 SH       Sole                    90608
Tesco PLC Ord                  COM                              79    11400 SH       Sole                    11400
Walgreen Co.                   COM              931422109     3970   128220 SH       Sole                   128220
XTO Energy Inc.                COM              98385X106     3842    82585 SH       Sole                    82585